INCOME TAXES - Schedule of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (113,276)	$ (107,889)	$ (109,088)
Foreign	3,585	(7,679)	3,416
Net loss before income tax	$ (109,691)	$ (115,568)	$ (105,672)